UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21449

        Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund (NMZ)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	National – 3.1% (2.1% of Total Investments)
	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4:
$ 5,000	6.000%, 12/31/45 (Mandatory put 4/30/19) (Alternative Minimum Tax)	4/19 at 100.00	AAA	$5,078,400
1,000	5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	AAA	1,022,310

6,000	Total National			6,100,710

	Alabama – 1.2% (0.8% of Total Investments)
2,000	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	1,303,280
2,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	1,189,400
	System Inc., Series 2005A, 5.000%, 11/15/30

4,000	Total Alabama			2,492,680

	Alaska – 0.2% (0.2% of Total Investments)
450	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2009, 5.625%, 9/01/29	9/18 at 100.00	A+	452,457

	Arizona – 6.2% (4.3% of Total Investments)
462	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	401,095
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	5/09 at 100.00	N/R	1,922,400
	Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11)
	(Alternative Minimum Tax)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/11 at 103.00	CC	4,528,675
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative
	Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
235	6.375%, 11/01/13	11/11 at 103.00	N/R	225,776
790	7.250%, 11/01/23	11/11 at 103.00	N/R	673,017
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,375,619
990	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin	7/16 at 100.00	N/R	624,215
	Phonetic Charter School, Series 2006, 5.750%, 7/01/36
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	391,204
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
500	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AAA	618,320
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/12 at 100.00	BBB–	932,248
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	775,840
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24

16,112	Total Arizona			12,468,409

	California – 12.0% (8.2% of Total Investments)
940	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/09 at 100.00	CCC	707,040
	Hospital, Series 1993, 5.750%, 5/15/15
1,180	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	5/18 at 100.00	AA–	939,894
	Trust 3299, 15.540%, 11/15/48 (IF)
3,425	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	5/18 at 100.00	AA–	2,830,489
	Trust 3175, 13.532%, 11/15/38 (IF)
2,515	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	8/18 at 100.00	AA–	1,893,091
	Bond Trust 3229, 17.393%, 8/15/38 (IF)
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	2,448,600
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)
2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	2,296,067
	2004A, 7.750%, 3/01/34
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	796,352
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home	5/14 at 100.00	N/R	1,749,175
	Park, Series 2004A, 6.450%, 5/15/44
1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El	5/14 at 100.00	N/R	686,465
	Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	864,924
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,450,618
	District 3, Series 2004, 5.950%, 9/01/34
2,950	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	2,128,750
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
800	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/14 at 100.00	N/R	571,656
	Community Facilities District, Series 2004, 5.550%, 9/01/29
1,250	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties	9/12 at 100.00	Baa1	877,038
	Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,782,627
	District 2001-1, Series 2004A, 6.125%, 9/01/39

33,000	Total California			24,022,786

	Colorado – 7.1% (4.8% of Total Investments)
915	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003,	12/13 at 101.00	N/R	683,084
	7.500%, 12/01/33
6	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R	4,126
	2003, 7.500%, 12/01/33
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	12/10 at 101.00	BBB (4)	442,056
	Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20
	(Pre-refunded 12/15/10)
650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/11 at 100.00	Ba1 (4)	747,747
	East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver	5/14 at 101.00	N/R	2,410,835
	Arts and Technology Academy, Series 2003, 8.000%, 5/01/34
455	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel	12/11 at 100.00	AAA	531,945
	Academy Charter School, Series 2003, 7.300%, 12/01/23 (Pre-refunded 12/01/11)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	619,660
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,
	Series 2006A, Trust 1088:
1,900	9.767%, 9/01/41 (IF)	9/16 at 100.00	AA	1,344,630
495	9.635%, 9/01/41 (IF)	9/16 at 100.00	AA	350,312
1,640	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AAA	1,116,348
	Series 2006C-1, Trust 1090, 10.596%, 10/01/41 – FSA Insured (IF)
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	No Opt. Call	N/R	1,897,536
	Series 2007, 6.750%, 1/01/34
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	BBB+	1,148,425
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 – RAAI Insured
1,000	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series	12/16 at 100.00	N/R	573,880
	2007, 5.500%, 12/01/27
1,995	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/13 at 100.00	N/R	1,864,766
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
500	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation	12/13 at 100.00	N/R	384,760
	Bonds, Series 2004, 6.750%, 12/01/33

18,851	Total Colorado			14,120,110

	Florida – 14.6% (10.0% of Total Investments)
1,565	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/14 at 100.00	N/R	900,125
	5.500%, 5/01/36
7,585	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/13 at 101.00	N/R	5,332,634
	6.900%, 5/01/35
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba2	594,538
	11/01/20 (Alternative Minimum Tax)
1,140	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment	5/14 at 101.00	N/R	844,421
	Revenue Bonds, Series 2004, 5.900%, 5/01/34
8,525	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001,	5/14 at 103.25	N/R	7,579,832
	7.250%, 5/01/32
440	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special	5/14 at 101.00	N/R	383,170
	Assessment Bonds, Series 2004, 6.125%, 5/01/24
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	2,217,450
	The Florida Proton Therapy Institute Project, Series 2007, 6.250%, 9/01/27
610	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/14 at 101.00	N/R	466,150
	2004, 6.125%, 5/01/34
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 9.415%, 10/01/38 –	10/18 at 100.00	AAA	1,291,820
	AGC Insured (Alternative Minimum Tax) (IF)
3,759	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A,	5/09 at 100.00	N/R	—
	Series 2003I, 8.000%, 11/01/13
985	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	605,745
	Gardens, Series 2004A, 5.900%, 5/01/35
3,735	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/09 at 103.00	N/R	2,705,261
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
2,000	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	1,167,280
	Series 2004, 5.750%, 5/01/35
1,000	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish	7/17 at 100.00	N/R	576,150
	Housing Council, Inc., Series 2007, 5.750%, 7/01/45
440	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/14 at 101.00	N/R	369,142
	2004, 6.000%, 5/01/24
985	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	518,800
	5.400%, 5/01/37
1,715	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	1,082,782
	6.650%, 5/01/40
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
135	6.000%, 5/01/23	5/13 at 101.00	N/R	96,544
3,735	6.125%, 5/01/35	5/13 at 101.00	N/R	2,433,763

44,054	Total Florida			29,165,607

	Georgia – 1.2% (0.8% of Total Investments)
500	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/10 at 100.00	B	324,725
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (5)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	529,210
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37
1,890	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	1,462,406
	Terrace, Series 2003, 7.625%, 12/01/33

3,390	Total Georgia			2,316,341

	Hawaii – 1.0% (0.7% of Total Investments)
2,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Island Pacific	No Opt. Call	N/R	1,342,740
	Academy Project, Series 2007, 6.375%, 3/01/34
1,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of	2/17 at 100.00	N/R	586,310
	Maui, Series 2007, 5.500%, 1/01/37

3,000	Total Hawaii			1,929,050

	Illinois – 9.5% (6.4% of Total Investments)
2,000	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	6/09 at 100.00	N/R	1,855,560
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
990	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	7/11 at 100.00	N/R	786,951
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
2,000	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss	10/16 at 100.00	N/R	1,364,040
	Hospital, Series 2006, 6.750%, 10/01/46
1,350	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	1,200,164
	Health System, Series 2003, 5.150%, 2/15/37 (6)
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,106,880
	5.500%, 5/15/32
7,800	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Residual Series	7/12 at 100.00	A–	6,890,832
	2002A, 5.750%, 7/01/29 (UB)
1,400	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series	11/10 at 100.00	N/R	1,094,814
	1998, 5.500%, 11/15/19
1,150	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	774,663
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,311	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	722,734
	Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36
2,022	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	1,317,919
	2004A, 6.200%, 3/01/34
998	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	568,401
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
1,000	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	652,060
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
969	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	551,884
	Series 2006, 6.000%, 3/01/36

23,990	Total Illinois			18,886,902

	Indiana – 12.4% (8.5% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/12 at 103.00	N/R	4,893,384
	6.650%, 1/15/24
22,770	Indiana Finance Authority, Water Facilities Refunding Revenue Bonds, Indiana-American Water	10/16 at 100.00	A	14,404,300
	Company Inc. Project, Series 2006, 4.875%, 10/01/36 – AMBAC Insured (Alternative Minimum Tax)
1,250	Indiana Health and Educational Facility Financing Authority, Revenue Bonds, Ascension Health,	11/16 at 100.00	Aa1	693,763
	Series 2009, Trust 3301, 13.585%, 11/15/39 (IF)
	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of
	Northwest Indiana, Series 2004A:
500	6.250%, 3/01/25	3/14 at 101.00	BBB	443,185
2,500	6.000%, 3/01/34	3/14 at 101.00	BBB	2,034,325
200	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific	4/10 at 101.00	B2	119,394
	Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	785,840
	Apartments, Series 2005A, 7.500%, 7/01/35
1,650	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,452,627
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

36,230	Total Indiana			24,826,818

	Iowa – 0.4% (0.2% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	704,990
	5.500%, 7/01/25

	Kansas – 0.6% (0.4% of Total Investments)
2,000	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	1,260,660

	Louisiana – 6.8% (4.6% of Total Investments)
8,500	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation,	No Opt. Call	D	1,085,365
	Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (7)
2,500	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	1,748,775
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	9/16 at 100.00	N/R	589,400
	Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	733,180
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	2,070,480
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue
	Bonds, White Oaks Project, Series 2004A:
815	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	716,426
805	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	696,486
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project,	4/11 at 100.00	N/R	4,595,998
	Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,270,280
	Series 2001B, 5.875%, 5/15/39

24,745	Total Louisiana			13,506,390

	Maine – 1.1% (0.7% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	2,190,580
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34

	Maryland – 1.0% (0.7% of Total Investments)
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	4/09 at 100.00	N/R	1,424,520
	7.400%, 9/01/19 (Alternative Minimum Tax)
350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A–	308,319
	Series 2004, 5.500%, 8/15/33
435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/09 at 100.00	B3	271,423
	5.300%, 7/01/24

2,785	Total Maryland			2,004,262

	Massachusetts – 0.7% (0.5% of Total Investments)
525	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	445,704
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB	907,254
	Community Services Inc., Series 2004B, 6.375%, 7/01/34

1,875	Total Massachusetts			1,352,958

	Michigan – 4.4% (3.0% of Total Investments)
1,240	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	945,264
	1999, 7.000%, 4/01/29
870	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	744,990
	2000, 8.000%, 4/01/29
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
1,425	5.500%, 5/01/21	5/09 at 101.00	BB–	777,181
15	5.500%, 5/01/21 – ACA Insured	5/09 at 101.00	BB–	8,181
	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital
	Obligated Group, Series 2007A:
1,000	4.875%, 8/15/27	8/17 at 100.00	N/R	560,970
1,000	5.000%, 8/15/38	8/17 at 100.00	N/R	509,010
3,580	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	2/09 at 100.00	BB–	2,341,427
	Center Obligated Group, Series 1993B, 5.500%, 8/15/23
500	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	BBB	349,885
	2005, 5.000%, 5/15/30
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,038,315
	Series 2005A, 6.750%, 11/15/38
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,027,160
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,000	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005,	11/15 at 100.00	BB+	596,910
	5.500%, 11/01/30

13,130	Total Michigan			8,899,293

	Minnesota – 2.0% (1.4% of Total Investments)
	Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton Community Housing Project,
	Series 2000:
100	7.200%, 7/01/14 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	108,535
100	7.300%, 7/01/15 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	108,670
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,015,957
	Series 2004A, 6.750%, 12/01/33
1,390	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,160,775
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	839,113
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	742,980
	2005B, 6.000%, 5/01/30

5,015	Total Minnesota			3,976,030

	Mississippi – 0.3% (0.2% of Total Investments)
945	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	605,830
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)

	Missouri – 3.2% (2.2% of Total Investments)
2,000	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds,	7/17 at 100.00	N/R	1,222,580
	Series 2007B, 6.000%, 7/01/37 (Alternative Minimum Tax)
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AAA	4,359,079
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 –
	AMBAC Insured (Alternative Minimum Tax) (UB)
1,300	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	Caa2	389,519
	Headquarters Hotel Project, Series 2000A, 7.250%, 12/15/35 (Alternative Minimum Tax) (8)
805	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	6/09 at 100.00	N/R	496,572
	Projects, Series 2007A, 6.000%, 3/27/26

10,040	Total Missouri			6,467,750

	Montana – 2.3% (1.6% of Total Investments)
5,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B–	3,496,116
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
2,000	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	1,146,760
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)

7,200	Total Montana			4,642,876

	Nebraska – 4.1% (2.8% of Total Investments)
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AAA	8,188,414
	City 2, Trust 11673, 18.664%, 2/01/49 – AMBAC Insured (IF)

	Nevada – 1.3% (0.9% of Total Investments)
500	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	4/09 at 100.00	BB+	351,865
	1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)
1,460	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District	8/16 at 100.00	N/R	1,052,266
	142, Series 2003, 6.375%, 8/01/23
1,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	A	432,330
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
4,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	675,405
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40

7,460	Total Nevada			2,511,866

	New Jersey – 0.8% (0.6% of Total Investments)
1,660	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	1,044,555
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	327,960
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	262,230
	Series 2007-1A, 5.000%, 6/01/41

2,660	Total New Jersey			1,634,745

	New York – 0.4% (0.2% of Total Investments)
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	4/09 at 100.00	CCC+	700,910
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)

	North Carolina – 3.4% (2.3% of Total Investments)
1,910	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,330,487
	Bonds, Series 2008, Trust 1149, 9.412%, 1/15/47 (IF)
5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/12 at 106.00	N/R	3,882,725
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29
1,190	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	AA+	1,545,560
	2008, Tender Option Bonds Trust 3248, 19.801%, 10/01/44 (IF)

8,600	Total North Carolina			6,758,772

	Ohio – 6.1% (4.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
340	5.125%, 6/01/24	6/17 at 100.00	BBB	249,400
375	5.750%, 6/01/34	6/17 at 100.00	BBB	223,609
10,855	5.875%, 6/01/47	6/17 at 100.00	BBB	6,142,410
3,255	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	N/R	2,517,710
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
1,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	CCC–	150,310
	(Alternative Minimum Tax)
4,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	2,814,400
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

19,825	Total Ohio			12,097,839

	Oklahoma – 1.4% (0.9% of Total Investments)
970	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	706,548
	7.000%, 1/01/35
60	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,	8/09 at 101.00	AAA	62,100
	Series 1999A, 5.625%, 8/15/29 (Pre-refunded 8/15/09)
850	Tulsa Industrial Authority, Oklahoma, Student Housing Revenue Bonds, University of Tulsa,	10/16 at 100.00	A2	697,884
	Series 2006, 5.000%, 10/01/37
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa2	1,267,965
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)

3,380	Total Oklahoma			2,734,497

	Pennsylvania – 2.9% (2.0% of Total Investments)
460	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB–	384,155
	2005, 6.000%, 11/15/16
1,000	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	678,850
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	1,280,700
	Immaculata University, Series 2005, 5.750%, 10/15/37
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB	3,381,960
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)

7,460	Total Pennsylvania			5,725,665

	Rhode Island – 1.4% (1.0% of Total Investments)
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	946,190
	12/01/28 (Alternative Minimum Tax)
3,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	1,929,690
	Series 2002A, 6.250%, 6/01/42

4,000	Total Rhode Island			2,875,880

	South Carolina – 1.5% (1.0% of Total Investments)
4,000	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series	11/17 at 100.00	N/R	3,036,400
	2007A, 7.750%, 11/01/39

	Tennessee – 3.0% (2.1% of Total Investments)
3,500	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	3,210,095
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
1,500	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	3/09 at 100.00	C	225,465
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37	11/17 at 100.00	N/R	992,140
2,000	5.500%, 11/01/46	11/17 at 100.00	N/R	964,080
990	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	626,531
	Rutland Place, Series 2007A, 6.300%, 7/01/37

9,990	Total Tennessee			6,018,311

	Texas – 8.6% (5.8% of Total Investments)
1,905	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/11 at 100.00	N/R	1,475,727
	Series 2001C-1, 9.750%, 1/01/26
1,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BB	604,070
	Series 2006B, 5.750%, 1/01/34
10	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	6,591
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
700	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	Caa1	422,317
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)
1,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/12 at 100.00	CCC+	722,330
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,444,768
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	4,947,162
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Baa3	518,369
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,000	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	648,280
	6.000%, 2/15/36
2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	1,142,371
	Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)
975	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	551,392
	Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)
600	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/11 at 101.00	B–	453,786
	Series 2001E, 7.375%, 7/01/22 (Alternative Minimum Tax)
1,000	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	8/11 at 100.00	N/R	600,650
	Education Foundation, Series 2007A, 5.450%, 8/15/36
1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	Caa1	532,320
	LLC Project, Series 2003B, 6.150%, 8/01/22
3,680	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	2,282,373
	Texas Health Resources Project, Trust 1031, 9.591%, 2/15/36 (IF)
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos	2/15 at 100.00	N/R	591,900
	Foundation Inc., Series 2007A, 5.375%, 2/15/37
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/13 at 101.00	Caa1	166,549
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)

26,005	Total Texas			17,110,955

	Virgin Islands – 2.5% (1.7% of Total Investments)
5,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	3,630,450
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
2,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project –	7/14 at 100.00	BBB	1,415,400
	Hovensa LLC, Series 2004, 5.875%, 7/01/22

7,000	Total Virgin Islands			5,045,850

	Virginia – 0.5% (0.3% of Total Investments)
1,940	Isle of Wight County Industrial Development Authority, Virginia, Environmental Improvement	3/17 at 100.00	BBB	974,093
	Revenue Bonds, International Paper Company Project, Series 2007A, 4.700%, 3/01/31
	(Alternative Minimum Tax)

	Washington – 5.6% (3.9% of Total Investments)
3,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	12/13 at 100.00	Baa2	2,892,960
	Series 2003, 6.000%, 12/01/18
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,750	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	1,386,508
4,725	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	3,538,553
2,500	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	1,563,175
1,000	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber	12/17 at 100.00	N/R	676,670
	Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,237,860
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32

14,975	Total Washington			11,295,726

	West Virginia – 0.3% (0.2% of Total Investments)
500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	N/R	300,880
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	No Opt. Call	N/R	314,485
	Financing District, Series 2007A, 5.850%, 6/01/34

1,000	Total West Virginia			615,365

	Wisconsin – 11.5% (7.9% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (4)	730,626
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,
	Series 1999A:
9,485	5.600%, 2/15/29	2/09 at 101.00	A3	6,862,302
2,300	5.600%, 2/15/29 – ACA Insured	2/09 at 101.00	BBB+	1,708,187
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center
	Inc., Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	648,235
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	656,670
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
7,995	5.250%, 8/15/26	8/16 at 100.00	BBB+	5,314,436
12,000	5.250%, 8/15/34	8/16 at 100.00	BBB+	7,159,079

34,205	Total Wisconsin			23,079,535

$ 421,652	Total Investments (cost 395,434,659) – 146.6%			292,798,312

	Floating Rate Obligations – (5.2)%			(10,300,000)

	Other Assets Less Liabilities – 9.9%			19,694,396

	Preferred Shares, at Liquidation Value – (51.3)% (9)			(102,400,000)

	Net Assets Applicable to Common Shares – 100%			$199,792,708

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC,
CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009,
and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	Investment, or portion of investment has been pledged as collateral for Recourse Trusts.
(7)	During the current fiscal period, the Adviser concluded this issue is not likely to meet its future interest payment obligations and directed the custodian to cease accruing additional income on the Fund’s records.
(8)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(9)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$292,798,312	$ —	$292,798,312

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $384,575,829.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 7,485,857
Depreciation	(109,564,272)

Net unrealized appreciation (depreciation) of investments	$(102,078,415)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009